DEAR FELLOW SHAREHOLDERS:

  PERFORMANCE REVIEW: So far this year, utility investments have lived up to their reputation for providing superior returns relative to the broader stock market during periods of substantial market weakness. The defensive characteristics of the utility sector--high dividend yield and a largely domestic stable business profile--are once again offering shelter as investors head for cover from the economic fallout of the Asian and Russian crises and the increased likelihood of an economic slow down in the United States and Europe.

  For the third quarter of 1998, your Fund had a total return with reinvested dividends of 8.7%, while the S&P Utilities Index was up 4.6% and the less diversified Dow Jones Utilities Average gained 5.4%. Similarly favorable comparisons can be made for year-to-date 1998. Your Fund had a total return of 15.8% versus 15.5% for the S&P Utilities Index and 11.9% for the Dow Jones Utilities Average.

  The Fund continued to pay its regular 6.5-cent monthly dividend during the quarter. Our 6.5-cent monthly rate, without compounding, would be 78 cents annualized, or a 7.1% dividend yield based on the September 30, 1998 closing market price of $11.0625 per share of common stock. The S&P Utilities Index and the Dow Jones Utilities Average had yields at that date of 3.9% and 3.7%, respectively.

  ELECTRICS TO THE DEFENSE! As global economic turmoil and capital market volatility put investors in retreat during the quarter, many non-traditional utility investors turned toward yield-oriented electric utility stocks. The defensive characteristics of utility stocks paved the way for the S&P electric group to outperform the broader market during the quarter, totally erasing the lag experienced during the first half of the year. While your Fund managers cannot say how long those non-traditional utility investors will stick with the group, we do believe that the industry fundamentals are in place for sustainable value to be added to the electric group going forward. The foundation for that value is electric industry restructuring.

  States have responded reasonably to restructuring issues. Retail competition is being introduced at a moderate pace, and utilities are being allowed to recover substantial portions of potentially stranded costs. In exchange for consumer rate reductions, several companies (e.g. Edison International, Unicom, PECO Energy) are being allowed to issue stranded cost securitization bonds (rate reduction bonds). The utility receives the bond proceeds and a specific portion of electric revenues is dedicated to the maintenance of bond principal and interest payments. Significant amounts of cash can be obtained by utilities from rate reduction bonds, and utilities are mostly targeting debt repayments and stock buybacks as the major uses for the cash.

  The validity of the restructuring progress was put to the test by voter referendums in California and Massachusetts that were aimed at throwing out electric industry restructuring legislation. However, on November 3, voters in both states rejected the referendums and kept in place electric industry restructuring legislation. Reasonable restructuring measures have been constructed and supported by regulators and legislators in several states across the country, and now, in two key states, the voters themselves have approved the new format for utility regulation.

  EL NINO CREATES GAS OPPORTUNITIES: The first nine months of 1998 posed many challenges for the natural gas industry. The combination of a strong "El Nino" weather pattern which gave rise to an unusually warm winter, low natural gas and oil prices, concerns about international activities, and a slow down in merger and acquisition activity were the keys to the underperformance of the natural gas group relative to the S&P utilities. This lag in performance gave your Fund's management opportunities to increase its natural gas holdings at very attractive valuation levels. We believe the group may benefit from a pick-up in earnings growth, improving regulatory climate, and the acceleration of merger and acquisition activity.

  We expect that earnings may improve for three main reasons: First, following "El Nino", the coming winter is expected to be colder than normal as "La Nina" takes over. Even if "La Nina" fails to materialize, just a return to normal weather would give an immediate boost to earnings. Second, many companies have invested heavily in faster growing non-regulated businesses, some of which are beginning to pay off. Third, more jurisdictions are adopting incentive regulation that allows companies to flow more of the benefits of cost reductions and productivity improvements to the bottom line. Overall, the group's earnings visibility is improving, with a growing list of companies now poised to grow in the 8-10% range. Finally, we believe the current favorable valuation climate could produce a resurgence in merger and acquisition activity, which came to a virtual halt in the first three quarters of 1998.

  TELCOS SWITCHING ON DOUBLE-DIGIT GROWTH: As with the electrics, the global economic crisis benefited the domestic telecommunication industry in the third quarter. Investors seemed to overcome their fear of competition, loading up on the incumbent local exchange carriers. More importantly though, our U.S. telecommunications holdings continue to benefit from the strong demand for telecom services. This was again highlighted in the third quarter earnings releases with most of the companies posting double-digit earnings growth. Strong revenue gains combined with ongoing cost controls are supporting this growth.

  On the revenue side, the explosion in demand for data services (i.e. Internet, high-speed lines) has transformed the industry worldwide. While it has encouraged new competitors to enter the business, it has also given fresh life to the incumbents. Data services together with the new valued-added services (such as call waiting, call forwarding, caller ID, etc.) have more than offset the slower growth from the traditional telephone business. We expect this trend to continue for several quarters as the impact from competition remains limited.

  The bottom line for the telecom companies is also benefiting from the continuous drive to cut costs from the business. Add to that the synergies available due to mergers and consolidation within the industry and you have what seems to be a source for earnings enhancements. As a result, we remain comfortable with the heavy weighting of incumbent telephone companies within our telecommunication holdings.

  BOARD OF DIRECTORS' MEETING: At the regular October Board of Directors' meeting, upon recommendation of the Board's Nominating Committee, Mr. Calvin
J. Pedersen, the Fund's President and Chief Executive Officer, was elected to the Board of Directors beginning November 1, 1998. The untimely passing of director Robert J. Day had created a Board vacancy. Mr. Pedersen will fill the position of Mr. Day and serve as director until the next regularly scheduled shareholder meeting and election of directors.

  The Board also declared the following monthly dividend:

                                                                                   PAYABLE
      CENTS PER SHARE                  RECORD DATE                                  DATE
      ---------------                  -----------                                 -------
      6.5 cents                        November 30                               December 10

  The Fund's dividend reinvestment and cash purchase plan allows participating shareholders to make monthly cash purchases of common shares in addition to the common shares that they purchase through reinvestment of their monthly dividends. The Board approved an increase in the monthly cash investment permitted under the Fund's cash purchase plan from $1,000 to $5,000.

  AUTOMATIC DIVIDEND REINVESTMENT PLAN AND DIRECT DEPOSIT SERVICE: The Fund has a dividend reinvestment plan available to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or the net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York for all shares purchased by it in the reinvestment of the distribution and credited to the accounts of plan participants.

  Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan inasmuch as the Fund cannot communicate directly with those shareholders since the Fund does not have their name and address. Thus for those Fund shareholders in "street-name" desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

  As an added service, the Fund now offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. Direct deposit provides automatic and immediate access to your funds on the dividend payment date and eliminates the possibility of mail delays and lost or stolen checks. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York.

  VISIT US ON THE WEB: You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duffutility.com.

  We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen                             /s/ Calvin J. Pedersen
Claire V. Hansen, CFA                            Calvin J. Pedersen, CFA
Chairman                                         President and Chief Executive
                                                 Officer

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

COMMON STOCKS--75.3%

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             . ELECTRIC--43.0%
   1,318,600 BEC Energy.........................................  $   57,441,512
   1,017,900 Carolina Power & Light Co..........................      47,014,256
   1,352,700 CMS Energy Corp....................................      58,926,994
     450,000 Consolidated Edison Inc............................      23,456,250
   1,265,000 DQE Incorporated...................................      48,860,625
   1,000,000 Duke Energy Corp...................................      66,187,500
   1,858,400 Edison International...............................      47,737,650
     200,000 Electricidade DePortugal ADR.......................       9,050,000
   1,593,400 Endesa S.A.........................................      35,054,800
   1,500,000 FirstEnergy Corp...................................      46,593,750
   1,000,000 FPL Group Inc......................................      69,687,500
   1,000,000 GPU Inc............................................      42,500,000
   1,500,000 Houston Industries Inc. ...........................      46,687,500
     686,500 National Power PLC ADR.............................      25,743,750
   1,000,000 New Century Energies Inc...........................      48,687,500
   1,067,100 New England Electric System........................      44,284,650
   2,256,600 NIPSCO Industries Inc..............................      74,185,725
   1,000,000 Pacificorp.........................................      19,187,500
     920,000 Pinnacle West Capital Corp.........................      41,227,500
     302,000 Powergen PLC ADR...................................      18,044,500
     300,000 RWE AG ADR.........................................      13,919,820
     500,000 Scottish Power PLC ADR.............................      19,875,000
     902,280 Sempra Energy Solutions............................      23,515,673
   2,000,000 Southern Co........................................      58,875,000
     500,000 Southern Electric PLC ADR..........................       5,633,500
   1,319,700 TECO Energy Inc....................................      37,693,931
   1,800,000 Unicom Corp........................................      67,275,000
                                                                  --------------
                                                                   1,097,347,386
             . GAS--7.9%
     926,000 AGL Resources......................................      17,941,250
     225,000 CMS Energy Corp. Class G...........................       5,484,375
     590,600 Columbia Energy Group..............................      34,623,925
     744,800 EL Paso Energy Corp................................      24,159,450
     500,000 Enron Corp.........................................      26,406,250
     332,300 KN Energy..........................................      17,030,375
     400,000 National Fuel Gas Co...............................      18,800,000
     444,700 NICOR Inc..........................................      18,427,256
   1,320,000 Williams Companies Inc.............................      37,950,000
                                                                  --------------
                                                                     200,822,881

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             . TELECOMMUNICATION--15.6%
     600,000 Alltell Corp.......................................  $   28,425,000
   1,619,000 Bell Atlantic Corp.................................      78,420,313
     565,000 BellSouth Corp.....................................      42,516,250
   1,015,000 Cable and Wireless ADS.............................      27,531,875
   2,037,230 SBC Communications Inc.............................      90,529,408
     575,000 Sprint Corp........................................      41,400,000
     556,250 Telecom Corp. of New Zealand Interim ADR...........       7,578,906
     142,100 Telestra Corp. ADR.................................       7,904,313
     540,000 Vivendi ADR........................................      21,504,420
   1,000,000 U.S. West Inc......................................      52,437,500
                                                                  --------------
                                                                     398,247,985
             . NON-UTILITY--8.8%
     125,000 Alexandria Real Estate Equities Inc................       3,390,625
     200,000 Avalon Bay Communities Inc.........................       6,812,500
     409,000 Boston Properties Inc..............................      11,656,500
     253,800 CBL & Associates Properties Inc....................       6,535,350
     350,000 Centerpoint Properties Corporation.................      12,687,500
     120,000 Chelsea GCA Realty Inc.............................       4,110,000
     150,000 Colonial Properties Trust..........................       4,246,875
     450,000 Cornerstone Properties Inc.........................       6,806,250
      50,000 Crescent Operating Inc.............................         350,000
     580,000 Crescent Real Estate Equities Inc..................      14,645,000
     400,000 Developers Diversified Realty Corp.................       7,300,000
     400,000 Equity Residential Properties Trust................      16,875,000
     200,000 Essex Property Trust Inc...........................       6,200,000
     478,100 First Industrial Realty Trust......................      12,191,550
     126,300 Gables Residential Trust...........................       3,386,419
      63,200 Golf Trust of America Inc..........................       1,880,200
      72,800 Great Lakes REIT Inc...............................       1,210,300
     200,000 Health & Retirement Property Trust.................       3,225,000
     455,000 Highwoods Properties Inc...........................      12,626,250
     175,000 Macerich Co........................................       4,703,125
     290,000 Nationwide Health Properties.......................       6,525,000
     200,000 Omega Healthcare Investors Inc.....................       6,537,500
       3,819 Omega WorldWide Inc................................          19,572
     600,008 Patriot American Hospitality.......................       7,650,102
     714,200 Reckson Associates Realty Corp.....................      16,783,700
     328,416 Reckson Service Industries Inc.....................         769,725
     466,700 Sunstone Hotel Investors Inc.......................       4,229,469
     402,400 TriNet Corporate Realty Trust......................      13,128,300
     200,000 Urban Shopping Centers Inc.........................       6,575,000
     445,000 Vornado Realty Trust...............................      14,740,625
     200,000 Weeks Corp.........................................       5,975,000
                                                                  --------------
                                                                     223,772,437
                                                                  --------------
             Total Common Stocks (Cost--$1,691,469,965).........   1,920,190,689
                                                                  --------------

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                                       MARKET
                                                                       VALUE
 SHARES  COMPANY                                                      (NOTE 1)
 ------  -------                                                    ------------
 CONVERTIBLE PREFERRED STOCKS--1.8%
         . NON-UTILITY--0.0%
  30,000 Tanger Factory Outlet Centers Inc. Series A..............  $    624,375
                                                                    ------------
         . UTILITY--1.8%
 789,100 Texas Utilities Co.......................................    44,386,875
                                                                    ------------
         Total Convertible Preferred Stocks (Cost--$40,241,708)...    45,011,250
                                                                    ------------

BONDS--24.1%

                                                RATINGS
                                       --------------------------
                                                         STANDARD     MARKET
                                        DUFF &             AND        VALUE
  PAR VALUE  COMPANY                    PHELPS   MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                   --------- ------- -------- --------------
             . ELECTRIC--13.3%
 $24,920,000 Alabama Power Co.
              9%, due 12/01/24.......  AA-        A1       A+         27,495,058
  14,500,000 Commonwealth Edison Co.
              9 3/4%, due 2/15/20....  BBB        Baa2     BBB        15,882,938
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20....  BBB        Baa2     BBB         9,124,433
   6,850,000 Commonwealth Edison Co.
              8 5/8%, due 2/01/22....  BBB        Baa2     BBB         7,661,821
   5,000,000 Commonwealth Edison Co.
              8 3/8%, due 9/15/22....  BBB        Baa2     BBB         5,531,405
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23....  BBB        Baa2     BBB        11,166,000
   8,000,000 Duquesne Light Co.
              7.55%, due 6/15/25.....  A-         Baa1     BBB+        8,373,944
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.....  Not Rated  Baa3     BBB-        5,300,535
  20,000,000 Illinois Power Co.
              8%, due 2/15/23........  BBB+       Baa1     BBB        21,069,540
   5,000,000 Illinois Power Co.
              7 1/2%, due 7/15/25....  BBB+       Baa1     BBB         5,267,600

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                 RATINGS
                                        --------------------------
                                                          STANDARD    MARKET
                                         DUFF &             AND       VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S    (NOTE 1)
  ---------  -------                    --------- ------- -------- ------------
 $ 5,000,000 Louisiana Power & Light
              Co.
              8 3/4%, due 3/01/26....   Not Rated  Baa2     BBB    $  5,420,425
  15,000,000 New York State Electric
              & Gas Corp. 9 7/8, due
              11/01/20...............   Not Rated  Baa1     BBB+     16,816,800
   4,000,000 New York State Electric
              & Gas Corp. 8 7/8%, due
              11/01/21...............   Not Rated  Baa1     BBB+      4,453,508
  14,105,000 Pennsylvania Power &
              Light Co.
              9 1/4%, due 10/01/19...   Not Rated  A3       A-       15,148,883
  16,850,000 Pennsylvania Power &
              Light Co.
              9 3/8%, due 7/01/21....   Not Rated  A3       A-       19,419,271
  11,750,000 Philadelphia Electric
              8 3/4%, due 4/01/22....   Not Rated  Baa1     BBB+     12,441,699
  27,580,000 Potomac Electric Power
              Co.
              9%, due 6/01/21........   A+         A1       A        30,629,355
  10,000,000 Public Service Co. of
              Colorado
              8 3/4%, due 3/01/22....   Not Rated  A3       A        11,141,080
   9,000,000 Puget Capital Trust
              8.231%, due 6/01/27....   Not Rated  Baa2     BBB      10,011,024
   3,000,000 Rochester Gas & Electric
              Corp.
              9 3/8%, due 4/01/21....   A-         A3       A-        3,363,912
  29,830,000 Texas Utilities Electric
              Co.
              9 3/4%, due 5/01/21....   A-         Baa1     BBB+     34,376,420
  10,000,000 Texas Utilities Electric
              Co.
              8 3/4%, due 11/01/23...   A-         Baa1     BBB+     11,341,810
  12,600,000 Union Electric Co.
              8 3/4%, due 12/01/21...   Not Rated  Aa3      AA-      14,161,367
  12,000,000 UtiliCorp United Inc.
              8%, due 3/01/23........   BBB        Baa3     BBB      13,316,352
  17,700,000 Virginia Electric &
              Power Co.
              8 1/4%, due 3/01/25....   A          A2       A        20,245,048
                                                                   ------------
                                                                    339,160,228

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                 RATINGS
                                        --------------------------
                                                          STANDARD    MARKET
                                         DUFF &             AND       VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S    (NOTE 1)
  ---------  -------                    --------- ------- -------- ------------
             . GAS--2.4%
 $ 2,125,000 ANR Pipeline Co.
              9 5/8%, due 11/01/21...   Not Rated  Baa2     BBB    $  2,733,768
   8,875,000 Enron Corp.
              9.65%, due 5/15/01.....   BBB+       Baa2     BBB+      9,848,108
   5,000,000 KN Energy Inc.
              7 1/4, due 3/10/28.....   Not Rated  Baa2     BBB-      4,989,755
   7,885,000 Penzoil Co.
              10 1/8%, due 11/15/09..   Not Rated  Baa1     BBB       9,948,299
  10,000,000 Phillips Petroleum Co.
              9.18%, due 9/15/21.....   Not Rated  A3       A-       11,283,920
   4,500,000 Sonat Inc.
              9 1/2%, due 8/15/99....   Not Rated  A3       BBB+      4,653,702
   5,000,000 Southern California Gas
              Co.
              8 3/4%, due 10/01/21...   AA-        A1       AA-       5,603,925
   9,000,000 Trans-Canada Pipeline
              9 1/8, due 4/20/06.....   Not Rated  A3       BBB+     10,743,120
                                                                   ------------
                                                                     59,804,597
             . TELECOMMUNICATION--8.0%
  34,000,000 AT&T Corp.
              8.35%, due 1/15/25.....   AA         Aa3      AA-      39,216,178
  35,428,000 GTE Corp
              9 3/8%, due 12/01/00...   A-         Baa1     A        38,542,086
   6,000,000 GTE Corp.
              10 1/4%, due 11/01/20..   A-         Baa1     A         6,884,172
  10,000,000 GTE California Inc.
              8.07%, due 4/15/24.....   AA         A2       AA-      11,268,170
   6,625,000 GTE Corp.
              7.90%, due 2/01/27.....   A-         Baa1     A         7,434,065
  11,995,000 Mountain States
              Telephone
              9 1/2%, due 5/01/00....   Not Rated  A2       A+       12,786,118
  13,750,000 New England Telephone &
              Telegraph 9%, due
              8/01/31................   AA         Aa2      AA       15,744,561
  10,000,000 New York Telephone Co.
              7 5/8%, due 2/01/23....   A          A2       A+       10,912,070

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                RATINGS
                                        -----------------------
                                                       STANDARD     MARKET
                                        DUFF &           AND        VALUE
  PAR VALUE  COMPANY                    PHELPS MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                    ------ ------- -------- --------------
 $20,740,000 New York Telephone Co.
              9 3/8%, due 7/15/31....    A       A2      A+         23,731,973
   5,000,000 Pacific Bell
              8 1/2%, due 8/15/31....    AA-     A1      AA-         5,560,270
  24,900,000 Southwestern Bell
              Telephone
              7.20%, due 10/15/26....    AA      Aa3     AA         26,978,054
   5,000,000 US West Communications
              8 7/8%, due 6/01/31....    AA-     A2      A+          5,615,390
                                                                --------------
                                                                   204,673,107
             . NON-UTILITY--0.4%
   8,000,000 Dayton Hudson Corp.
              9 7/8%, due 7/01/20....    A-      A3      BBB+       11,168,800
                                                                --------------
                                                                    11,168,800
                                                                --------------
             Total Bonds (Cost--$586,140,948).................     614,806,732
                                                                --------------
 U.S. TREASURY OBLIGATIONS--3.0%
  66,000,000 U.S. Treasury Bonds
              11 3/4%, due 2/15/01............................      76,848,816
                                                                --------------
             Total U.S. Treasury Obligations (Cost--
              $78,725,547)....................................      76,848,816
                                                                --------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--0.0%
     919,882 Federal National Mortgage Association
              8%, due 5/01/05.................................         954,666
                                                                --------------
             Total U.S. Government Agency Obligations (Cost--
              $950,641).......................................         954,666
                                                                --------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(4.2%)...............    (107,607,774)
                                                                --------------
 NET ASSETS
  (equivalent to $10.00 per share of common stock based on
  205,046,737 shares of common stock outstanding, authorized
  250,000,000 shares, $.001 par value per share and 5,000
  shares remarketed preferred stock outstanding, authorized
  100,000,000 shares, liquidation preference $100,000 per
  share, $.001 par value per share)...........................  $2,550,204,379
                                                                ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                              SEPTEMBER 30, 1998


(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

BOARD OF DIRECTORS

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CALVIN J. PEDERSEN, CFA

BERYL W. SPRINKEL

OFFICERS

CLAIRE V. HANSEN, CFA
Chairman

CALVIN J. PEDERSEN, CFA
President and Chief Executive  Officer

NATHAN I. PARTAIN, CFA
Executive Vice President and  Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

DUFF & PHELPS
UTILITIES INCOME INC.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(800) 680-4367
(312) 368-5510

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(502) 588-8400

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
1-800-432-8224

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                                   Duff & Phelps
                                                           Utilities Income Inc.


                                                                   3RD


                                                              THIRD QUARTER
                                                              REPORT

                                                              SEPTEMBER 30,
                                                              1998